Promissory Note Payable and Convertible Debentures	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Promissory Note Payable and Convertible Debentures

7. Promissory Note Payable and Convertible Debentures

On September 22, 2021, the Company issued a non-convertible promissory note in the amount of $2,500,000 bearing interest of 15% per annum and payable at maturity. The promissory note was scheduled to mature on March 15, 2022; however, the note holder agreed to accept $500,000 payment, which the Company paid, by April 15, 2022, and the remaining principal and interest was deferred to June 20, 2022. Prior to the revised maturity of June 20, 2022, the note holder agreed to accept a further $500,000 payment by June 30, 2022, which the Company paid, and the remaining principal and interest was deferred to November 30, 2022. The Company purchased a land parcel for approximately $202,000 on March 3, 2022, which may be used as security for the promissory note. At September 30, 2022, the Company owes $1,500,000 in promissory notes payable, which is included in current liabilities on the condensed consolidated balance sheet. Interest expense for the three and nine months ended September 30, 2022 was $56,712 and $224,589, respectively. For the three and nine months ended September 30, 2021, interest expense was $8,219 and $8,219, respectively. At September 30, 2022 interest of $327,329 ($102,740 at December 31, 2021) is included in interest payable on the condensed consolidated balance sheet.

Project Finance Package with Sprott Private Resource Streaming & Royalty Corp.

On December 20, 2021, the Company executed a non-binding term sheet outlining a $50,000,000 project finance package with Sprott Private Resource Streaming and Royalty Corp. (“SRSR”).

The non-binding term sheet with SRSR outlined a $50,000,000 project financing package that the Company expects to fulfill the majority of its funding requirements to restart the Mine. The term sheet consisted of an $8,000,000 royalty convertible debenture (the “RCD”), a $5,000,000 convertible debenture (the “CD1”), and a multi-metals stream of up to $37,000,000 (the “Stream”). The CD1 was subsequently increased to $6,000,000, increasing the project financing package to $51,000,000.

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three and Nine Months Ended September 30, 2022

(Expressed in United States Dollars)

On June 17, 2022, the Company consummated a new $15,000,000 convertible debenture (the “CD2”). As a result, total potential funding from SRSR was further increased to $66,000,000 including the RCD, CD1, CD2 and the Stream (together, the “Project Financing Package”).

$8,000,000 Royalty Convertible Debenture (RCD)

The Company closed the $8,000,000 RCD on January 7, 2022. The RCD bears interest at an annual rate of 9.0%, payable in cash or Common Shares at the Company’s option, until such time that SRSR elects to convert a royalty, with such conversion option expiring at the earlier of advancement of the Stream or July 7, 2023 (subsequently amended as described below). In the event of conversion, the RCD will cease to exist and the Company will grant a royalty for 1.85% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey (the “SRSR Royalty”). A 1.35% rate will apply to claims outside of these areas. The RCD was initially secured by a share pledge of the Company’s operating subsidiary, Silver Valley, until a full security package was put in place concurrent with the consummation of the CD1. In the event of non-conversion, the principal of the RCD will be repayable in cash.

Concurrent with the funding of the CD2 in June 2022, the Company and SRSR agreed to a number of amendments to the terms of the RCD, including an amendment of the maturity date from July 7, 2023 to March 31, 2025. The parties also agreed to enter into a Royalty Put Option such that in the event the RCD is converted into a royalty as described above, the holder of the royalty will be entitled to resell the royalty to the Company for $8,000,000 upon default under the CD1 or CD2 until such time that the CD1 and CD2 are paid in full. The Company determined that the amendments in the terms of the RCD should not be treated as an extinguishment of the RCD, and have therefore been accounted for as a modification as a result of the treatment the Company reported a gain of $607,261 in the statement of operations for the period ended September 30, 2022.

$6,000,000 Series 1 Convertible Debenture (CD1))

The Company closed the $6,000,000 CD1 on January 28, 2022, which was increased from the previously-announced $5,000,000. The CD1 bears interest at an annual rate of 7.5%, payable in cash or shares at the Company’s option, and matures on July 7, 2023 (subsequently amended, as described below). The CD1 is secured by a pledge of the Company’s properties and assets. Until the closing of the Stream, the CD1 was to be convertible into Common Shares at a price of C$0.30 per Common Share, subject to stock exchange approval (subsequently amended, as described below). Alternatively, SRSR may elect to retire the CD1 with the cash proceeds from the Stream. The Company may elect to repay the CD1 early; if SRSR elects not to exercise its conversion option at such time, a minimum of 12 months of interest would apply.

Concurrent with the funding of the CD2 in June 2022, the Company and SRSR agreed to a number of amendments to the terms of the CD1, including that the maturity date would be amended from July 7, 2023 to March 31, 2025, and that the CD1 would remain outstanding until the new maturity date regardless of whether the Stream is advanced, unless the Company elects to exercise its option of early repayment. The Company determined that the amendments in the terms of the RCD should not be treated as an extinguishment of the CD1, and have therefore been accounted for as a modification as a result of the treatment the Company reported a gain of $179,046 in the statement of operations for the period ended September 30, 2022

$15,000,000 Series 2 Convertible Debenture (CD2)

The Company closed the $15,000,000 CD2 on June 17, 2022. The CD2 bears interest at an annual rate of 10.5%, payable in cash or shares at the Company’s option, and matures on March 31, 2025. The CD2 is secured by a pledge of the Company’s properties and assets. The repayment terms include 3 quarterly payments of $2,000,000 each beginning June 30, 2024 and $9,000,000 on the maturity date.

In light of the Series 2 Convertible Debenture financing, the previously permitted additional senior secured indebtedness of up to $15 million for project finance has been removed.

The Company determined that in accordance with ASC 815, each debenture will be valued and carried as a single instrument, with the periodic changes to fair value accounted through earnings, profit and loss.

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three and Nine Months Ended September 30, 2022

(Expressed in United States Dollars)

Consistent with the approach above, the following table summarizes the key valuation inputs as at applicable valuation dates:

Reference (2)(4) (5)	Valuation date	Maturity date	Contractual Interest rate	Stock price (US$)	Expected equity volatility	Credit spread	Risk-free rate	Risk- adjusted rate
CD1 note (1)(3)	01-28-22	07-07-23	7.50%	0.230	120%	8.70%	0.92%	16.18%
RCD note (stream not advanced scenario)	01-07-22	07-07-23	9.00%	0.242	130%	9.21%	0.65%	16.39%
RCD note (stream advanced) scenario	01-07-22	06-30-22	9.00%	0.242	130%	9.16%	0.23%	15.96%
CD1 note (1)(3)	03-31-22	07-07-23	7.50%	0.235	120%	8.85%	1.80%	17.12%
RCD note (stream not advanced scenario)	03-31-22	07-07-23	9.00%	0.235	120%	8.85%	1.80%	17.12%
RCD note (stream advanced) scenario	03-31-22	06-30-22	9.00%	0.235	120%	8.78%	0.52%	15.88%
CD2 note	06-17-22	03-31-25	10.50%	0.222	120%	9.45%	3.28%	20.95%
CD2 note	06-30-22	03-31-25	10.50%	0.225	120%	10.71%	2.95%	21.78%
CD1 note	06-30-22	03-31-25	7.50%	0.233	120%	10.71%	2.95%	19.89%
RCD note (stream not advanced scenario)	06-30-22	03-31-25	9.00%		120%	10.71%	2.95%	19.89%
RCD note (stream advanced) scenario	06-30-22	09-30-22	9.00%		120%	10.85%	1.72%	18.89%
CD1 note	09-30-22	03-31-25	7.50%	0.085	120%	13.31%	4.19%	23.35%
RCD note (stream not advanced)	09-30-22	03-31-25	9.00%	0.085	120%	13.31%	4.19%	23.35%
RCD note (stream advanced)	09-30-22	11-30-22	9.00%	0.085	120%	13.85%	3.04%	22.79%
CD2 note	09-30-22	03-31-25	10.50%	0.085	120%	13.31%	4.19%	25.21%

(1)	The CD’s carries a Discount for Lack of Marketability (“DLOM”) of 5.0%.
(2)	CD1 and RCD carry an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
(3)	The conversion price of the CD1 is $0.219 and CD2 is $0.212
(4)	A project risk rate of 13.0% was used for all scenarios of the RCD fair value computations
(5)	The probabilities for the stream being advanced and the stream not being advanced is 59% and 41%, respectively.

The resulting fair values of the CD1, RCD, and CD2 at the issuance dates, June 30, 2022, and as of September 30, 2022 were as follows:

Instrument Description	Issuance date CD1 and RCD	Issuance date CD2	March 31, 2022	June 30, 2022	September 30, 2022
CD1	$6,320,807	$-	$6,303,567	$5,633,253	$4,892,435
RCD	7,679,193	-	7,886,743	7,078,596	7,359,776
CD2	-	15,000,000	-	14,176,578	12,710,097
Total	$14,000,000	$15,000,000	$14,190,310	$26,888,427	$24,962,308

The total gain on fair value of debentures recognized during the three and nine months ended September 30, 2022 was $1,301,069 and $3,041,056, respectively. The portion of changes in fair value that is attributable to changes in the Company’s credit risk is accounted for within other comprehensive income. During the three and nine months ended September, 2022, the Company recognized $625,050 and $996,636, respectively, within other comprehensive income.

The Company performs quarterly testing of the covenants in the RCD, CD1 and CD2, and was in compliance with all such covenants as of September 30, 2022.

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three and Nine Months Ended September 30, 2022

(Expressed in United States Dollars)

The Stream

A minimum of $27,000,000 and a maximum of $37,000,000 (the “Stream Amount”) will be made available under the Stream, at the Company’s option, once the conditions of availability of the Stream have been satisfied, including confirmation of full project funding by an independent engineer appointed by SRSR. If the Company draws the maximum funding of $37,000,000, the Stream would apply to 10% of payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 55 million pounds of zinc, 35 million pounds of lead, and 1 million ounces of silver (subsequently amended, as described below). Thereafter, the Stream would apply to 2% of payable metals sold. If the Company elects to draw less than $37,000,000 under the Stream, the percentage and quantities of payable metals streamed will adjust pro-rata. The delivery price of streamed metals will be 20% of the applicable spot price. The Company may buy back 50% of the Stream Amount at a 1.40x multiple of the Stream Amount between the second and third anniversary of the date of funding, and at a 1.65x multiple of the Stream Amount between the third and fourth anniversary of the date of funding. As of September 30, 2022, the Stream had not been advanced.

Concurrent with the funding of the CD2 in June 2022, the Company and SRSR agreed that the minimum quantity of metal delivered under the Stream, if advanced, will increase by 10% relative to the amounts noted above.

8. Promissory notes payable

(i) On November 13, 2019, the Company issued a promissory note in the amount of $300,000. The note was unsecured, bore interest of 1% monthly, and is due on demand after 90 days from issuance. In consideration for the loan, the Company issued 400,000 common share purchase warrants to the lender. Each whole warrant entitles the lender to acquire one common share of the Company at a price of C$0.80 per share for a period of two years.

On April 24, 2020, the Company extended the maturity date of the promissory note payable to August 1, 2020. In consideration, the Company issued 400,000 common share purchase warrants to the lender at an exercise price of C$0.50. The warrants expire on November 13, 2021. This was accounted for as a loan modification.

During the six months ended December 31, 2020, the Company repaid $110,658 of the promissory note and settled the remaining balance of $218,281 (C$288,000), which included interest payable of $28,939, in full by issuing 822,857 August 2020 Units (as defined in note 10), recognizing a loss on debt settlement of $335,467.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)

The Company has accounted for the warrants in accordance with ASC Topic 815. The warrants are considered derivative financial liabilities as they are convertible into common shares at a conversion price denominated in a currency other than the Company’s functional currency of the US dollar. The estimated fair value of the warrants was determined on the date of issuance and marks to market at each financial reporting period.

November 2019 issuance	December 31, 2020	Maturity at November 13, 2021
Expected life	317 days	0 days
Volatility	100%	100%
Risk free interest rate	0.64%	0.30%
Dividend yield	0%	0%
Share price	$0.41	$0.18
Fair value	$40,999	Nil
Change in derivative liability		$(40,999)

April 2020 issuance	December 31, 2020	Maturity at November 13, 2021
Expected life	317 days	0 days
Volatility	100%	100%
Risk free interest rate	0.27%	0.30%
Dividend yield	0%	0%
Share price	$0.41	$0.18
Fair value	$58,373	Nil
Change in derivative liability		$(58,373)

Accretion expense for the year ended December 31, 2021 was $nil compared to $51,522 for the six months ended December 31, 2020 and $155,001 for the year ended June 30, 2020 based on an effective interest rate of 16% after the loan extension.

Interest expense for the year ended December 31, 2021 was $nil compared to $5,600 for the six months ended December 31, 2020 and $22,700 for the year ended June 30, 2020.

Amount

Balance, June 30, 2019	$-
Proceeds on issuance	300,000
Warrant valuation	(206,523)
Accretion expense	155,001
Balance, June 30, 2020	$248,478
Accretion expense	51,522
Debt settlement	(189,342)
Repayment	(110,658)
Balance, December 31, 2020	$-

(ii) On December 31, 2019, the Company issued a promissory note in the amount of $82,367 (C$107,000). The note bore no interest and was due on demand. This promissory note was repaid during the year ended June 30, 2020.

(iii) On January 29, 2020, the Company issued a promissory note in the amount of $75,727 (C$100,000). The note bore no interest and was due on demand. This promissory note was repaid during the year ended June 30, 2020.

(iv) On May 12, 2020, the Company issued a promissory note in the amount of $362,650 (C$500,000), net of $89,190 of debt issue costs. The note bore no interest and was due on demand after 90 days after the issue date. This promissory note was repaid during the six months ended December 31, 2020. Accretion expense for the six months ended December 31, 2020 was $47,737 (year ended June 30, 2020 - $41,453) based on effective interest rate of 7%.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)

(v) On May 12, 2020, the Company issued a promissory note in the amount of $141,704 (C$200,000), net of $35,676 of debt issue costs. The note bore no interest and was due on demand after 90 days after the issue date. During the six months ended December 31, 2020, the Company settled the promissory note in full by issuing 714,285 common shares (see note 10). As a result, the Company recorded a loss on debt settlement of $291,203 on the consolidated statements of loss and comprehensive loss. Accretion expense for the six months ended December 31, 2020 was $19,129 (year ended June 30, 2020 - $16,547) based on an effective interest rate of 8%.

(vi) On June 30, 2020, the Company issued a promissory note in the amount of $75,000, net of $15,000 of debt issue costs. The note bore no interest and was due on demand. This promissory note was repaid in full during the six months ended December 31, 2020. Financing cost for the six months ended December 31, 2020 was $nil (year ended June 30, 2020 - $15,000).

(vii) On June 30, 2020, the Company issued a promissory note in the amount of $75,000 to a director of the Company. The note bore no interest and was due on demand. This promissory note was repaid in full during the six months ended December 31, 2020. Financing cost for the six months ended December 31, 2020 was $nil (year ended June 30, 2020 - $15,000).

(viii) On July 13, 2020, the Company issued a promissory note in the amount of $1,200,000, net of $360,000 debt issue costs. The note bore no interest and was due on August 31, 2020. This promissory note was repaid in full during the six months ended December 31, 2020. Financing cost for the six months ended December 31, 2020 was $360,000 (year ended June 30, 2020 - $nil).

(viii) On September 22, 2021, the Company issued a non-convertible promissory note in the amount of $2,500,000 bearing interest of 15% per annum and payable at maturity. The promissory note was scheduled to mature on the earlier of March 15, 2022; however, the note holder agreed to accept $500,000 payment by April 15, 2022, and the remaining principal and interest was deferred to June 20, 2022. See Note 16 Subsequent Events concerning a financing anticipated to close on March 31, 2022. The Company purchased a land parcel for approximately $200,000 subsequent to December 31, 2021, which may be used as security for the promissory note. Interest expense for the year ended December 31, 2021 was $102,740, which is reflected in Interest payable on the Company’s balance sheet at December 31, 2021.

$50,000,000 Project Finance Package

On December 20, 2021, the Company executed a non-binding term sheet with Sprott Resource Streaming and Royalty (“SRSR”) and other investors outlining a $50,000,000 project finance package that the Company expects to fulfill the majority of its funding requirements to restart the mine and reach commercial production in mid-2023. The package consists of an $8,000,000 Royalty Convertible Debenture, a $5,000,000 Convertible Debenture, and a multi-metals stream of up to $37,000,000 (collectively, the “Stream”).

Subject to settlement of definitive documentation with SRSR, the $8,000,000 was advanced under the Royalty Convertible Debenture in January 2022. These proceeds funded the purchase of the Bunker Hill Mine and near-term working capital requirements, including a $2,000,000 payment to the EPA in January 2022. The Royalty Convertible Debenture will initially bear interest at an annual rate of 9.0%, payable in cash or shares at the Company’s option, until such time that SRSR elects to convert it into a Royalty, with such conversion option expiring at the earlier of advancement of the Stream or 18 months. In the event of conversion, the Royalty Convertible Debenture will cease to exist and the Company will grant a Royalty for 1.85% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey. A 1.35% rate will apply to claims outside of these areas. The Royalty Convertible Debenture will initially be secured by a share pledge of the Company’s operating subsidiary, until such time that a full security package is put in place. In the event of non-conversion, the principal of the Royalty Convertible Debenture will be repayable in cash.

Subject to settlement of definitive documentation with SRSR and other investors, the $5,000,000 was increased to $6,000,000, and was advanced under the Convertible Debenture, also in January 2022. These proceeds will fund capital expenditures and working capital requirements in Q1 2022. The Convertible Debenture will bear interest at an annual rate of 7.5%, payable in cash or shares at the Company’s option, and a maturity of 18 months from the closing of the Royalty Convertible Debenture. Until the closing of the Stream, the Convertible Debenture is convertible into shares of the Company at a share price of CAD 0.30 per share. Alternatively, SRSR may elect to retire the Convertible Debenture with the cash proceeds of the Stream. The Company may elect to re-pay the Convertible Debenture early; if SRSR elects not to exercise its conversion option at such time, a minimum of 12 months of interest would apply.

Subject to SRSR internal approvals, further technical and other diligence (including confirmation of full project funding by an independent engineer appointed by SRSR), and satisfactory definitive documentation, the Company expects to close the Stream concurrent with a formal construction decision being made by Q2 2022. A minimum of $27,000,000 and a maximum of $37,000,000 (the “Stream Amount”) will be made available under the Stream, at the Company’s option, once the conditions for availability of the Stream have been satisfied. Assuming the maximum funding of $37,000,000 is drawn, the Stream would apply to 10% of payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 55 million pounds of zinc, 35 million pounds of lead, and 1 million ounces of silver. Thereafter, the Stream would apply to 2% of payable metals sold. If the Company elects to draw less than $37,000,000 under the Stream, the percentage and quantities of payable metals streamed will adjust pro-rata. The delivery price of streamed metals will be 20% of the applicable spot price.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)

The Company may buy back 50% of the Stream Amount at a 1.40x multiple of the Stream Amount between the second and third anniversary of the date of funding, and at a 1.65x multiple of the Stream Amount between the third and fourth anniversary of the date of funding. The Company will be permitted to incur additional indebtedness of $15,000,000 and a cost over-run facility of $13,000,000 from other financing counterparties.

The Royalty Convertible Debenture and Convertible Debenture closed subsequent to the end of the year. See Note 16 Subsequent Events.

In support of plans to rapidly restart the Mine, the Company worked systematically through 2020 and 2021 to delineate mineral resources and conduct various technical studies. Executing this strategy may require securing additional financing, which may include additional indebtedness of $15,000,000 and a cost over-run facility of $13,000,000.